Taxation - Summary of Movements of Deferred Income Tax Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	¥ 346
Ending balance	347	¥ 346
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	350	308
Credited/(charged) to income statement	1	42
Ending balance	351	350
Prepayment and Other Investments | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	134	105
Credited/(charged) to income statement		29
Ending balance	134	134
Deferred Revenue | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	83	55
Credited/(charged) to income statement	(34)	28
Ending balance	49	83
Accruals | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	118	136
Credited/(charged) to income statement	41	(18)
Ending balance	159	118
Others | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	15	12
Credited/(charged) to income statement	(6)	3
Ending balance	¥ 9	¥ 15